Note 4 - Related Party Transactions (Details Textual) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)
Wanchun Biotech [Member] | Wanchunbulin [Member]
Related Party Transaction, Purchases from Related Party		$ 547		$ 110	¥ 754
Dr. Lan Huang [Member]
Due to Related Parties, Total	$ 481
Dr. Lan Huang [Member] | Payment for Consulting Services [Member]
Related Party Transaction, Amounts of Transaction	0	$ 0		$ 75
Wanchun Biotech [Member] | Wanchunbulin [Member]
Related Party Transaction, Purchases from Related Party	$ 0		¥ 3,770